SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1) - USD ($)		12 Months Ended
	Nov. 13, 2017	Sep. 30, 2018	Sep. 30, 2017	Feb. 06, 2018
Cash, FDIC insured amount		$ 3,000
Allowance for doubtful accounts		1,800	$ 1,000
Depreciation and amortization		117,900	48,700
Deferred revenue		159,700	45,900
Advertising expense		248,600	152,000
Goodwill		1,386,800
Net income attributable to noncontrolling interests		734,400	0
Arcadian Telepsychiatry Services LLC [Member]
Goodwill		1,386,800
Intellectual Property [Member]
Accumulated depreciation and amortization		70,400	39,300
Intellectual Property [Member] | Arcadian Telepsychiatry Services LLC [Member]
Intangible asset, useful life	4 years
Accumulated depreciation and amortization		23,800	0
Acquired intellectual property	$ 109,000
Amortization expense		23,800
Furniture and Equipment [Member]
Depreciation and amortization		60,300	19,700
Accumulated depreciation and amortization		$ 149,200	$ 84,200
Furniture and Equipment [Member] | Minimum [Member]
Useful life		3 years
Furniture and Equipment [Member] | Maximum [Member]
Useful life		5 years
Computer Software development [Member]
Intangible asset, useful life			3 years
Capitalized software development costs		$ 101,700
Amortization expense		$ 29,000	$ 29,000
Research Study Funding Agreement [Member] | Horizon Healthcare Services, Inc [Member]
Deferred revenue				$ 125,000
Research Study Funding Agreement [Member] | Cota, Inc [Member]
Deferred revenue				$ 15,000